Property, plant & equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant & equipment
Schedule of changes in the carrying value of property, plant and equipment including right of use assets

	Land and	Plant and	Right-of-use	Construction
in 000€	buildings	equipment	assets	in progress	Total
Acquisition value
At January 1, 2023	47,959	105,877	21,619	15,955	191,410
Additions	142	3,850	3,965	8,325	16,282
Disposals	—	(4,299)	(3,313)	—	(7,612)
Transfers	40	15,031	(4,433)	(11,585)	(947)
Currency Translation	458	586	(74)	(153)	817
At December 31, 2023	48,599	121,045	17,764	12,543	199,951
Additions	107	4,189	3,149	23,466	30,911
Acquired from business combinations	—	38	36	—	74
Disposals	(166)	(4,312)	(1,777)	(133)	(6,388)
Transfers	(50)	10,885	(1,819)	(9,349)	(333)
Currency Translation	175	561	71	1	808
At December 31, 2024	48,666	132,406	17,424	26,528	225,024
Additions	646	3,852	1,925	10,895	17,318
Assets held for sale	—	(1,074)	(169)	—	(1,243)
Disposals	(2)	(5,228)	(3,282)	(123)	(8,635)
Transfers	18,342	15,161	(202)	(33,334)	(33)
Currency Translation	(37)	(2,047)	(303)	(16)	(2,403)
At December 31, 2025	67,615	143,070	15,393	3,950	230,027
Depreciation
At January 1, 2023	(11,045)	(64,470)	(13,199)	—	(88,714)
Depreciation charge for the year	(1,352)	(10,433)	(3,296)	—	(15,081)
Impairment	—	(160)	—	—	(160)
Disposals	—	3,996	3,024	—	7,020
Transfers	—	(2,935)	3,802	—	867
Currency Translation	(33)	(356)	8	—	(381)
At December 31, 2023	(12,430)	(74,358)	(9,661)	—	(96,449)
Depreciation charge for the year	(1,358)	(10,824)	(3,191)	—	(15,373)
Disposals	139	3,976	1,627	—	5,742
Transfers	—	(1,232)	1,565	—	333
Currency Translation	(32)	(150)	(45)	—	(227)
At December 31, 2024	(13,681)	(82,588)	(9,705)	—	(105,974)
Depreciation charge for the year	(1,669)	(10,521)	(3,087)	—	(15,277)
Assets held for sale	—	835	140	—	975
Disposals	2	5,089	2,505	—	7,596
Transfers	—	—	—	—	—
Currency Translation	6	746	184	—	936
At December 31, 2025	(15,341)	(86,440)	(9,963)	—	(111,744)
Net book value
At December 31, 2025	52,274	56,630	5,429	3,950	118,283
At December 31, 2024	34,986	49,818	7,719	26,528	119,050
At December 31, 2023	36,169	46,688	8,102	12,544	103,503
At January 1, 2023	36,914	41,407	8,420	15,955	102,696

Schedule of carrying value of right-of-use assets

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2023	9,391	4,680	6,405	20,476
Additions	1,739	1,980	246	3,965
Disposals	(2,607)	(676)	(30)	(3,313)
Currency Translation	(112)	2	36	(74)
Transfers	(236)	(909)	(2,145)	(3,290)
At December 31, 2023	8,175	5,077	4,512	17,764
Additions	1,822	739	589	3,150
Acquired from business combinations	36	—	—	36
Disposals	(1,123)	(430)	(224)	(1,777)
Currency Translation	48	7	16	71
Transfers	(345)	(1,384)	(89)	(1,818)
At December 31, 2024	8,613	4,010	4,803	17,426
Additions	1,026	488	411	1,925
Assets held for sale	(133)	(36)	—	(169)
Disposals	(2,477)	(770)	(36)	(3,283)
Currency Translation	(282)	(11)	(11)	(304)
Transfers	—	—	(202)	(202)
At December 31, 2025	6,748	3,681	4,964	15,393
Depreciation
At January 1, 2023	(4,569)	(2,909)	(4,578)	(12,055)
Depreciation charge for the year	(1,735)	(1,185)	(376)	(3,296)
Disposals	2,360	627	36	3,023
Currency Translation	45	(3)	(34)	8
Transfers	235	909	1,515	2,659
At December 31, 2023	(3,664)	(2,561)	(3,437)	(9,662)
Depreciation charge for the year	(1,851)	(1,073)	(266)	(3,191)
Disposals	953	454	220	1,627
Currency Translation	(29)	(3)	(14)	(46)
Transfers	345	1,334	(114)	1,565
At December 31, 2024	(4,246)	(1,849)	(3,611)	(9,707)
Depreciation charge for the year	(1,881)	(902)	(304)	(3,087)
Assets held for sale	133	8	—	141
Disposals	1,752	717	36	2,505
Currency Translation	185	5	(6)	184
Transfers	—	—	—	—
At December 31, 2025	(4,057)	(2,021)	(3,885)	(9,963)
Net book value
At December 31, 2025	2,691	1,660	1,079	5,429
At January 1, 2025	4,368	2,160	1,191	7,719

Schedule of amounts related to leases recognized in profit & loss

	As of December 31,
(in 000€)	2025	2024	2023
Depreciation expense	(3,087)	(3,191)	(3,296)
Interest expense on lease liabilities	(363)	(365)	(325)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(981)	(901)	(689)

Schedule of potential future cash flows beyond the period

	As of December 31,
(in 000€)	2025	2024	2023
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	612	817	1,089
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,270	1,259	1,838